Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Summary Of Significant Accounting Policies
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

2.1	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), taking into account the recommendations of the International Financial Reporting Standards Interpretations Committee (“IFRIC”)

The accounting principles set out below, unless stated otherwise, have been applied consistently for all periods presented in the accompanying consolidated financial statements.

The Company’s fiscal year-end is December 31. The consolidated financial statements’ valuations are based on the historical cost unless stated otherwise. The functional and presentation currency of the Company is the Euro.

2.2	Consolidation

The consolidated financial statements include the financial data of RanMarine Technology B.V. and its group companies over which control is exercised. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Intragroup receivables and payables, as well as intragroup transactions, finance income and expenses and unrealized results within the Group are eliminated in the preparation of the consolidated financial statements.

The consolidated group companies and the percentage of ownership included in the consolidation:

●	RanMarine B.V. (100%)
●	RanMarine USA LLC (100%)

2.3	Foreign currency

During the financial year, transactions in foreign currency other than the euro are translated into the relevant functional currency at the exchange rates applying on the transaction date. The exchange differences as a result from the translation are included in the operating results of the period the transactions occurred.

RanMarine Technology, B.V.

Notes to Consolidated Financial Statements

As of and for the Years Ended December 31, 2023 and 2022

Assets and liabilities that are denominated in foreign currency other than the euro are translated at the exchange rates as at the end of the reporting period; however, there were no such items denominated in a foreign currency at December 31, 2023 and 2022. The profit and loss account items have been translated at average exchange rates. Given the limited scale of foreign activities with a different functional currency, there is no statutory reserve (or cumulative foreign currency translation amounts) for conversion differences at 31 December, 2023 and 2022.

2.4	Significant accounting policies

2.4.1	Current versus non-current classification - Assets and obligations that are classified as current shall mature within one year. Non-current assets and obligations shall mature beyond one year from the consolidated balance sheet date.

2.4.2	Cash and Cash Equivalents - Cash is recognized based on the amount received. Cash equivalents, which are assets that can generally be liquidated in less than 90 days based on convertibility and short-term maturity, are carried at cost. Any bank overdrafts are accounted for based on the amount that must be repaid to the lender. Cash balances may exceed the insured limits from time to time. The Company has not experienced any losses with respect to uninsured balances.

2.4.3	Accounts receivable – Receivables (amounts due from trade debtors and other receivables including prepayments) are initially recognized at cost which is also the fair value. Current receivables, receivables that fall due within one year, are carried at cost unless there is a known significant credit risk. Receivables are reviewed to determine if a reserve needs to be entered for credit losses. If a reserve is deemed necessary, accounts receivable would be carried at cost less the reserve.

2.4.4	Inventory - Inventories are valued at the lower of cost or market, market being net realizable value. Net realizable value is calculated based on the estimated selling price of the product less cost to get the inventory in sellable condition.

The carrying amount of inventories is expensed as inventories are sold and recognized in cost of sales. Write-downs to net realizable value and losses are expensed in the period they occur. Any reversal of write-downs is recognized in the period the reversal occurs. The Company’s inventories consisted of raw materials in 2022 and 2023, and also of finished products in 2023. See Note 7 for further details.

2.4.5

Property, plant, and equipment – Property, plant, and equipment are measured at historical cost. They are carried at cost less accumulated depreciation and any impairment value. Depreciation is on a straight-line basis over an estimated useful life given to the asset by management. Useful lives are reviewed periodically for needed changes. All repairs and maintenance costs are expensed when incurred.

Useful lives of property, plant, and equipment

●	Plant and machinery- 5 years
●	Equipment- 5 years
●	Autonomous special vehicles- 5 years

RanMarine Technology, B.V.

Notes to Consolidated Financial Statements

As of and for the Years Ended December 31, 2023 and 2022

2.4.6

Intangible assets - Intangible assets are intellectual property and internally developed information systems with a finite life and area accounted for in accordance with IAS 38 (“Intangible Assets”). The intangible assets acquired are measured at cost less accumulated amortization and impairment. Expenditure for development activities where the research results are applied to a plan or design for the production of new or substantially improved product and processes are capitalized if the product or process is technically and commercially feasible and can be separately identified, if the expenses can be measured reliably and if the Company has sufficient resources to complete the development of the asset. If these criteria are not met, the expenditures are expensed. If the criteria is met, projects will go from the research phase to the development phase if there is a successful build. The capitalized costs comprise the cost of materials, direct labor and the directly attributable proportion of overheads less any subsidy received for such costs. Other development expenditures are recognized in the consolidated statement of operations and comprehensive loss as an expense when incurred. Subsequent expenditure on capitalized intangible assets is recognized in the consolidated statement of operations and comprehensive loss unless it increases the future economic benefits embodied in the specific asset to which it relates. In that case, the costs are capitalized for only the increase in the future economic benefits. Amortization is charged to the consolidated statement of operations and comprehensive loss on a straight-line basis over the estimated useful life of the intangible asset unless such life is indefinite. Other intangible assets are amortized from the date they are available for use. Effective January, 2023, amortization has started. The amortization method and estimated useful lives are assessed annually. Accounting has been done in accordance with IAS 38 (“Intangible Assets”).

Useful lives of intangible assets

●	Research and development costs- 5 years
●	Concessions intellectual property rights- infinitive live

2.4.7	Taxes – Taxes are calculated based on the taxable income or loss for the period and the tax laws that have been enacted or substantively enacted as of the reporting period. Taxes consider any non-deductible costs or non-taxable items. Deferred tax assets or tax liabilities are also considered when computing tax. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate based on amounts expected to be paid to the tax authority. In case of uncertainties related to income taxes, they are accounted for in accordance with IFRIC 23 (“Uncertainty over Income Tax Treatments”) and IAS 12 (“Income taxes”) based on the best estimate of those uncertainties.

2.4.7.1	A deferred tax is generated when there are temporary differences between assets or liabilities for financial reporting purposes and amounts used for tax purposes. Net operating losses can generate a deferred tax given such losses can be utilized in the future to reduce future taxable income. Tax rates applicable when the deferred tax is expected to reverse are used in the calculation of the deferred tax.

2.4.8	Leases – Contracts are reviewed to determine if they contain the elements of a lease. To be a lease, the right of control must be given to the lessee for a specified asset for a given time period for consideration. If the supplier has the right or practical ability to substitute alternative assets during the life of the contract, then the contract is not a lease. The lease liability is calculated by discounting all the lease payments not made at the commencement date by the implicit interest rate in the lease or the incremental borrowing rate. Extension options are included in the determination of the lease liability to the extent that it is reasonably certain that those options will be exercised. The lease liability and the right of use asset are the same value at the start of the lease. The right-of-use assets are depreciated on a straight-line basis from the start date of the lease to the end of the lease term.

RanMarine Technology, B.V.

Notes to Consolidated Financial Statements

As of and for the Years Ended December 31, 2023 and 2022

2.4.9	Financial instruments - A financial instrument is any contract that gives rise to a financial asset of one party and a financial liability or equity instrument of another party. These include both non-derivative financial instruments, such as trade and other receivables and payables, and derivative financial instruments, such as certain derivative liabilities arising from the convertible notes and warrants included within the accompanying consolidated balance sheets as of December 31, 2023 and 2022.

Trade payables, tax, remuneration, social security, other accounts payable including liability accruals are valued at nominal value. Supplier agreements or amounts due to statutory authorities determine costs. Management estimates amounts for accrued expenses. Financial assets and financial liabilities are recognized at their fair value initially. Transaction expenses for assets and liabilities are also included in the initial fair value measurement. Using the effective interest rate method, financial liabilities are measured at amortized cost after the initial recognition.

2.4.10	Provisions for liabilities and charges – Provisions are liabilities for uncertain times and amounts. Provisions are established if an obligation presently exists, there is a probable outflow of resources to cover the obligation and the obligation can be reasonably estimated. The provision represents the best estimate to settle the obligation. For both 2023 and 2022, there were no uncertain liabilities that required a provision.

2.4.11

Revenue – Contract revenue and other revenues exclude value added tax and is after discounts. Contract revenue recognition will take place in accordance with IFRS 15 (“Revenue from Contracts with Customers”); when there is an identifiable contract with a customer, the contract stipulates performance obligations, a price has been established, the price has been allocated to the contract performance obligations, then the specific revenue associated with the specific obligation completion is recognized. For the majority of the Company’s contracts, the terms generally consist of a single performance obligation, delivery of our products, the ASVs. We recognize revenue at delivery as risk of loss and control have been transferred to the customer at the time the product is picked up for delivery. Revenue measurement is the fair value of the amount received or due. The revenue represents product and / or service amounts receivable generated during the normal course of business. Revenue is recognized net of deductions for returns, allowances, and rebates, which the Company has assessed as not significant during each of the fiscal years in the accompanying consolidated financial statements. A liability will be established within the consolidated balance sheet when the customer has prepaid for a good or service. A receivable will be established where the contract performance obligation has been met but payment has not been received.

The Company has two other sources of revenue that have yet to become significant. In the late 2022, the Company began requiring with every ASV sold, a subscription to RanMarine Connect, which is a software as a service subscription model allowing for web-browser based ASV management, device control, maintenance, etc. The Company sells the subscriptions in varying lengths of time ranging from one year to five years. The subscriptions are charged on a recurring annual basis upon expiration of the initial term and the subscription price is recognized ratably over the subscription period as the performance obligation is met and satisfied. Additionally, beginning in 2023, the Company began leasing its ASVs on a month-to-month basis and such lease amounts received are recognized over the same period as the performance obligation is met and satisfied. Revenue related to the subscriptions and the leases approximated €35,000 and €27,000 respectively during 2023. During 2022 there was approximately €8,000 revenue recognized related to the subscriptions and no revenue recognized related to the leases.

RanMarine Technology, B.V.

Notes to Consolidated Financial Statements

As of and for the Years Ended December 31, 2023 and 2022

2.4.12	Segment reporting - The Company identifies its operating segments in accordance with IFRS 8, (“Operating Segments”). Operating segments are defined as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, ore decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker, its Chief Executive Officer, manages the Company’s operations on a combined basis for the purposes of allocating resources. Accordingly, the Company has determined it operates and manages its business in a single reporting operating segment.

2.4.13	Derivative liabilities - The Company evaluates and accounts for conversion options embedded in its convertible notes in accordance with IFRS 9, “Financial Instruments.” Under IFRS 9, the Company has elected to account for the embedded features within it convertible notes at fair value. In accordance with this accounting method, any subsequent increases or decreases in fair value are recorded as a change in fair value of derivative liabilities and are included as a component of other income (loss) in the accompanying consolidated statements of operations and comprehensive loss. In addition to convertible notes, the Company also issues warrants to purchase shares of Company stock. The warrants are accounted for at fair value as of the date of issuance and again at each year end using a Black Scholes option-pricing model. Fair value adjustments to the warrant liability are recognized in the change in fair value of derivative liabilities line item within other income (loss) in the accompanying statements of operations and comprehensive loss.

2.4.14	Impairment of non-financial assets – Management assesses whether an asset may be impaired at each reporting date. If any indication of impairment exists, or when testing is required, the recoverable amount will be determined. When the carrying amount of an asset exceeds its recoverable amount, the asset is considered impaired and written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account, if available. If no such transactions can be identified, an appropriate valuation model is used. Impairment losses including impairment on inventories are recognized in the consolidated statement of operations and comprehensive loss. After impairment, depreciation is provided on the revised carrying amount of the asset over its remaining useful life. The Company bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Company’s cash generating units (“CGU”) to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. To estimate cash flow projections beyond periods covered by the most recent budgets/forecasts, the Company extrapolates cash flow projections in the budget using a steady or declining growth rate for subsequent years, unless an increasing rate can be justified. In any case, this growth rate does not exceed the long-term average growth rate for the products, industries, or country or countries in which the Company operates, or for the market in which the asset is used. For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the asset’s or CGU’s recoverable amount.

2.4.15	Loss per share – Basic loss per share are calculated in accordance with IAS 33 (“Earnings per Share”) based on earnings (loss) attributable to the Company’s shareholders and the weighted average number of shares outstanding during the period. The 6,552,558 outstanding shares as of December 31, 2023 (see Note 18), represent the shares issued and outstanding by the Company. This presentation is consistent with the principles in IAS 33.64, which requires calculation of basic and diluted earnings per share for all periods presented to be adjusted retrospectively if changes occur to the capital structure after the reporting period but before the consolidated financial statements are authorized for issue.

2.4.16	New and revised standards issued, but not yet effective – The Company is currently evaluating the effects of the new or revised accounting standards listed below but does not expect any material effects.

●	Classification of Liabilities as Current or Non-Current and Non-current Liabilities with Covenants (Amendments to IAS 1)
●	Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)
●	Lease Liability in a Sale and Leaseback (Amendments to IFRS16)
●	Lack of Exchangeability (Amendments to IAS 21)